Fair Value Measurements	6 Months Ended	12 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	May 21, 2009 BankUnited, FSB and Subsidiaries
Fair Value Measurements

Note 11  Fair Value Measurements

Assets and liabilities measured at fair value on a recurring basis

Following is a description of the methodologies used to estimate the fair values of assets and liabilities measured at fair value on a recurring basis, and the level within the fair value hierarchy in which those measurements are typically classified.

Investment securities available for sale—Fair value measurements are based on quoted prices in active markets when available; these measurements are classified within Level 1 of the fair value hierarchy. These securities typically include U.S. treasury securities, preferred stock of U.S. government agencies and certain mutual funds. If quoted market prices in active markets are not available, fair values are estimated using quoted prices of securities with similar characteristics, quoted prices of identical securities in inactive markets, discounted cash flow techniques, or matrix pricing models. Investment securities available for sale that are generally classified within Level 2 of the fair value hierarchy include U.S. government agency mortgage-backed securities, preferred stock of issuers other than U.S. government agencies, certain nonmortgage asset backed securities, state and municipal obligations and U.S. Small Business Administration securities. Observable inputs that may impact the valuation of these securities include benchmark yield curves, reported trades, dealer quotes, issuer spreads, current rating, constant default rates and constant prepayment rates. Investment securities available for sale generally classified within Level 3 of the fair value hierarchy include private label mortgage backed securities, Re-Remics, certain nonmortgage asset backed securities and other debt securities. The Company typically values these securities using internally developed or third party proprietary pricing models, primarily discounted cash flow valuation techniques, which incorporate both observable and unobservable inputs. Unobservable inputs that may impact the valuation of these securities include risk adjusted discount rates, projected prepayment rates, projected default rates and projected loss severity.

Derivative financial instruments—Interest rate swaps are predominantly traded in over-the-counter markets and, as such, values are determined using widely accepted discounted cash flow modeling techniques. These discounted cash flow models use projections of future cash payments and receipts that are discounted at mid-market rates. Observable inputs that may impact the valuation of these instruments include LIBOR swap rates, LIBOR forward yield curves and counterparty credit risk spreads. These fair value measurements are generally classified within level 2 in the fair value hierarchy. Loan commitment derivatives are priced based on a bid pricing convention adjusted based on the Company's historical fallout rates. Fallout rates are a significant unobservable input; therefore, these fair value measurements are classified within level 3 of the fair value hierarchy. The value of these derivatives is generally not significant.

Profits interest units—The fair value of profits interest units outstanding prior to the IPO was historically estimated using the Black-Scholes option pricing model. Since the Company's common stock historically was not traded on an exchange, significant inputs to the model including estimated volatility, equity value per share, estimated dividend yield and expected life were unobservable; therefore this fair value measurement was classified within level 3 of the fair value hierarchy.  None of these instruments remain outstanding at June 30, 2011.

FDIC warrant—The fair value of the FDIC warrant was historically estimated using binomial and Monte Carlo simulation models that incorporated significant unobservable inputs as to equity value per share, estimated volatility, expected life, and dividend yield. This fair value estimate was classified within level 3 of the fair value hierarchy. The warrant was redeemed in February, 2011.

The following table presents assets and liabilities measured at fair value on a recurring basis as of June 30, 2011 and December 31, 2010 (in thousands):

	June 30, 2011
	Level 1	Level 2	Level 3	Total
Investment Securities Available for Sale:
U.S. Government agency and sponsored enterprise residential mortgage-backed securities	$—	$1,730,349	$—	$1,730,349
Resecuritized real estate mortgage investment conduits ("Re-Remics")	—	—	527,594	527,594
Private label residential mortgage backed securities and CMO's	—	—	353,235	353,235
Private label commercial mortgage backed securities			64,778	64,778
Non mortgage asset-backed securities	—	307,146	221,352	528,498
Mutual funds and preferred stocks	43,230	207,338	—	250,568
State and municipal obligations	—	24,227	—	24,227
Small business administration securities	—	282,349	—	282,349
Other debt securities	—	3,259	4,511	7,770
Derivative assets	—	306	—	306
Total assets at fair value	$43,230	$2,554,974	$1,171,470	$3,769,674
Derivative liabilities	—	49,494	29	49,523
Total liabilities at fair value	$—	$49,494	$29	$49,523

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Investment Securities Available for Sale:
U.S. Government agency and sponsored enterprise residential mortgage-backed securities	$—	$1,290,910	$—	$1,290,910
Resecuritized real estate mortgage investment conduits ("Re-Remics")	—	—	612,631	612,631
Private label residential mortgage backed securities and CMO's	—	—	382,920	382,920
Non mortgage asset-backed securities	—	278,384	130,610	408,994
Mutual funds and preferred stocks	40,269	98,266	—	138,535
State and municipal obligations	—	22,960	—	22,960
Small business administration securities	—	62,891	—	62,891
Other debt securities	—	2,818	3,943	6,761
Derivative assets	—	132	—	132
Total assets at fair value	$40,269	$1,756,361	$1,130,104	$2,926,734
FDIC warrant	$—	$—	$25,000	$25,000
Liability for PIUs	—	—	44,964	44,964
Derivative liabilities	—	42,629	78	42,707
Total liabilities at fair value	$—	$42,629	$70,042	$112,671

The following tables reconciles changes in the fair value of assets and liabilities measured at fair value on a recurring basis and classified in Level 3 of the fair value hierarchy for the three months and six months ended June 30, 2011 and 2010 (in thousands):

	Three Months Ended June 30, 2011
	Re-Remics	Private Label Mortgage Backed Securities	Private Label Commercial Nonmortgage- Backed Securities	Non Mortgage Asset-Backed Securities	Other Debt Securities	Derivative Liabilities

Balance, beginning of period	$565,641	$361,848	$—	$175,232	$4,528	$(34)
Gains (losses) for the period included in:
Net income	—	—	—	—	—	5
Other comprehensive income	(2,900)	(1,305)	—	2,584	(8)	—
Purchases or issuances	—	9,390	64,778	48,450	—	—
Sales	—	—	—	—	—	—
Settlements	(35,147)	(16,698)	—	(4,914)	(9)	—
Transfers into (out of) Level 3	—	—	—	—	—	—
Balance, end of period	$527,594	$353,235	$64,778	$221,352	$4,511	$(29)

	Three Months Ended June 30, 2010
	Re-Remics	Private Label Mortgage Backed Securities	Non Mortgage Asset-Backed Securities	Other Debt Securities	Liability for PIUs

Balance, beginning of period	$593,156	$406,194	$50,000	$4,338	$(12,392)
Gains (losses) for the period included in:
Net income	—	—	—	—	(7,039)
Other comprehensive income	3,987	6,074	(294)	(7)	—
Purchases or issuances	176,416	30,566	86,946	—	—
Sales	—	—	—	—	—
Settlements	(29,448)	(13,801)	(4,315)	7	—
Transfers into (out of) Level 3	—	—	—	—	—
Balance, end of period	$744,111	$429,033	$132,337	$4,338	$(19,431)

	Six Months Ended June 30, 2011
	Re-Remics	Private Label Mortgage Backed Securities	Private Label Commercial Nonmortgage- Backed Securities	Non Mortgage Asset-Backed Securities	Other Debt Securities	FDIC Warrant	Liability for PIUs	Derivative Liabilities

Balance, beginning of period	$612,631	$382,920	$—	$130,610	$3,943	$(25,000)	$(44,964)	$(78)
Gains (losses) for the period included in:
Net income	—	—	—	—	—	—	—	49
Other comprehensive income	(4,761)	(7,772)	—	3,678	568	—	—	—
Purchases or issuances	—	9,390	64,778	95,108	—	—	—	—
Sales	—	—	—	—	—	—	—	—
Settlements	(80,276)	(31,303)	—	(8,044)	—	25,000	44,964	—
Transfers into (out of) Level 3	—	—	—	—	—	—	—	—
Balance, end of period	$527,594	$353,235	$64,778	$221,352	$4,511	$—	$—	$(29)

	Six Months Ended June 30, 2010
	Re-Remics	Private Label Mortgage Backed Securities	Non Mortgage Asset-Backed Securities	Other Debt Securities	FDIC Warrant	Liability for PIUs

Balance, beginning of period	$475,003	$366,508	$30,000	$3,528	$(3,168)	$(8,793)
Gains (losses) for the period included in:
Net income	—	—	—	—	(3,205)	(10,638)
Other comprehensive income	7,575	13,439	(294)	793	—	—
Purchases or issuances	325,543	80,566	106,946	—	—	—
Sales	—	—	—	—	—	—
Settlements	(64,010)	(31,480)	(4,315)	17	—	—
Transfers into (out of) Level 3	—	—	—	—	—	—
Balance, end of period	$744,111	$429,033	$132,337	$4,338	$(6,373)	$(19,431)

Changes in the fair value of the FDIC warrant and derivative liabilities are included in the statement of operations line item "Other non-interest expense".  Changes in the fair value of the liability for PIUs are included in the consolidated statement of operations line item "Employee compensation and benefits".

Assets and liabilities measured at fair value on a non-recurring basis

Following is a description of the methodologies used to estimate the fair values of assets and liabilities measured at fair value on a non-recurring basis, and the level within the fair value hierarchy in which those measurements are typically classified.

Collateral dependent impaired loans and OREO—The carrying amount of real estate collateral dependent impaired loans is based on the fair value of the underlying real estate less estimated costs to sell. The carrying value of OREO is initially measured based on the fair value of the real estate acquired in foreclosure and subsequently adjusted to the lower of cost or estimated fair value, less estimated cost to sell. Fair values are typically based on real estate appraisals which utilize market and income approaches to valuation incorporating both observable and unobservable inputs. When current appraisals are not available, the Company may use brokers' price opinions, home price indices, or other available information about changes in real estate market conditions to adjust the latest appraised value available. These adjustments to appraised values may be subjective and involve significant management judgment. Fair value measurements related to collateral dependent impaired loans and OREO are classified within level 3 of the fair value hierarchy.

The following table presents assets for which nonrecurring changes in fair value have been recorded for the six months ended June 30, 2011 and 2010 (in thousands):

					Gains (Losses) from Fair Value Changes
	June 30, 2011				Three Months Ended	Six Months Ended
	Level 1	Level 2	Level 3	Total	June 30, 2011
Other real estate owned	$—	$—	$141,723	$141,723	$(8,187)	$(17,786)

					Gains (Losses) from Fair Value Changes
	June 30, 2010				Three Months Ended	Six Months Ended
	Level 1	Level 2	Level 3	Total	June 30, 2010
Other real estate owned	$—	$—	$163,222	$163,222	$(5,063)	$(5,901)

The Company did not have any impaired loans whose carrying amounts were measured based on the fair value of underlying collateral at June 30, 2011 or 2010.

The following table presents the carrying value and fair value of financial instruments as of June 30, 2011 and December 31, 2010 (in thousands):

	June 30, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value

Assets:
Cash and cash equivalents	$343,759	$343,759	$564,774	$564,774
Investment securities available for sale	3,769,368	3,769,368	2,926,602	2,926,602
Federal Home Loan Bank stock	182,639	182,639	217,408	217,408
Loans held for sale	1,152	1,142	2,659	2,674
Loans, net:
Covered	2,877,538	3,201,941	3,343,838	3,521,204
Non-covered	884,088	898,804	532,019	537,840
FDIC Indemnification asset	2,252,920	2,155,334	2,667,401	2,632,992
Income tax receivable	12,584	12,584	10,862	10,862
Accrued interest receivable	15,681	15,681	12,013	12,013
Derivative assets	306	306	132	132
Liabilities:
Deposits	$6,824,649	$6,853,343	$7,163,728	$7,202,975
Securities sold under agreements to repurchase	2,165	2,165	492	492
Federal Home Loan Bank advances	2,245,744	2,343,832	2,255,200	2,344,263
Accrued interest payable	8,516	8,516	8,425	8,425
Advance payments by borrowers for taxes and insurance	38,636	38,636	22,563	22,563
FDIC warrant	—	—	25,000	25,000
Liability for PIUs	—	—	44,964	44,964
Derivative liabilities	49,523	49,523	42,707	42,707

The following methods and assumptions were used to estimate the fair value of each class of financial instruments, other than those described above:

The carrying amounts of certain financial instruments approximate fair value due to their short-term nature and generally negligible credit risk. These financial instruments include cash and cash equivalents, income tax receivable, accrued interest receivable, securities sold under agreements to repurchase, accrued interest payable, income taxes payable and advance payments by borrowers for taxes and insurance.

Federal Home Loan Bank stock:

There is no market for this stock, which can be liquidated only by redemption by the FHLB. The stock is carried at par, which has historically represented the redemption price and is therefore considered to approximate fair value.  FHLB stock is evaluated quarterly for potential impairment.

Loans held for sale:

The fair value of loans held for sale is based on pricing available in the secondary market.

Covered loans:

Fair values are estimated based on a discounted cash flow analysis. Estimates of future cash flows incorporate various factors that may include the type of loan and related collateral, collateral values, estimated default probability and loss severity given default, internal risk rating, whether the interest rate is fixed or variable, term of loan, whether or not the loan is amortizing and loan specific net realizable value analyses for certain commercial and commercial real estate loans. The fair values of loans accounted for in pools are estimated on a pool basis. Other loans may be grouped based on risk characteristics and fair value estimated in the aggregate when applying discounted cash flow valuation techniques. Discount rates are based on current market rates for new originations of comparable loans adjusted for liquidity and credit risk premiums that the Company believes would be required by market participants.

Non-covered loans:

Fair values are estimated using a discounted cash flow analysis with a discount rate based on interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. The allowance for loan losses is considered a reasonable estimate of the required adjustment to fair value to reflect the impact of credit risk. This estimate may not represent an exit value as defined in ASC 820.

FDIC indemnification asset:

The fair value of the FDIC indemnification asset has been estimated using a discounted cash flow technique incorporating assumptions about the timing and amount of future projected cash payments from the FDIC related to the resolution of covered assets. The factors that impact estimates of future cash flows are similar to those impacting estimated cash flows from covered loans described above. The discount rate is determined by adjusting the risk free rate to incorporate credit risk, uncertainty in the estimate of the timing and amount of future cash flows and illiquidity.

Deposits:

The fair value of demand deposits, savings accounts and money market deposits is the amount payable on demand at the reporting date. The fair value of time deposits is estimated using a discounted cash flow analysis based on rates currently offered for deposits of similar remaining maturities.

FHLB advances:

Fair value is estimated by discounting contractual future cash flows using the current rate at which borrowings with similar terms and remaining maturities could be obtained by the Company.

Note 18 Fair Value Measurements

Assets and liabilities measured at fair value on a recurring basis

        Following is a description of the methodologies used to estimate the fair values of assets and liabilities measured at fair value on a recurring basis, and the level within the fair value hierarchy in which those measurements are typically classified.

        Investment securities available for sale—Fair value measurements are based on quoted prices in active markets when available and as such, are classified within Level 1 of the fair value hierarchy. These securities typically include U.S. treasury or certain U.S. government agency securities, preferred stock of U.S. government agencies and certain mutual funds. If quoted market prices in active markets are not available, fair values are estimated using quoted prices of securities with similar characteristics, quoted prices of identical securities in inactive markets, discounted cash flow techniques or matrix pricing models. Investment securities available for sale that are generally classified within Level 2 of the fair value hierarchy include U.S. government agency mortgage-backed securities, preferred stock of issuers other than U.S. government agencies, certain nonmortgage asset backed securities, state and municipal obligations and small business administration securities. Observable inputs that may impact the valuation of these securities include benchmark yield curves, reported trades, dealer quotes, issuer spreads, current rating, constant default rates and constant prepayment rates. Investment securities available for sale generally classified within Level 3 of the fair value hierarchy include private label mortgage backed securities, Re-Remics, certain nonmortgage asset backed securities and other debt securities. The Company typically values these securities using third party proprietary pricing models, primarily discounted cash flow valuation techniques, which incorporate both observable and unobservable inputs. Unobservable inputs that may impact the valuation of these securities include risk adjusted discount rates, projected prepayment rates, projected default rates and projected loss severity.

        Derivative financial instruments—Interest rate swaps are predominantly traded in over-the-counter markets and, as such, values are determined using widely accepted discounted cash flow modeling techniques. These discounted cash flow models use projections of future cash payments and receipts that are discounted at mid-market rates. Observable inputs that may impact the valuation of these instruments include LIBOR swap rates, LIBOR forward yield curves and counterparty credit risk spreads. These fair value measurements are generally classified within level 2 in the fair value hierarchy. Loan commitment derivatives are priced based on a bid pricing convention adjusted based on the Company's historical fallout rates. Fallout rates are a significant unobservable input; therefore, these fair value measurements are classified within level 3 of the fair value hierarchy. The value of these derivatives is generally not significant.

        Profits interest units—The fair value of profits interest units is estimated using the Black-Scholes option pricing model. Since the Company's common stock has not historically been traded on an exchange, significant inputs to the model including estimated volatility, equity value per share, estimated dividend yield and expected life are unobservable; therefore this fair value measurement is classified within level 3 of the fair value hierarchy.

        FDIC warrant—The fair value of the FDIC warrant has historically been estimated using binomial and Monte Carlo simulation models that incorporated significant unobservable inputs as to equity value per share, estimated volatility, expected life, and dividend yield. This fair value estimate is classified within level 3 of the fair value hierarchy. At December 31, 2010, the value assigned to the FDIC warrant is the value negotiated by the Company and the FDIC at which the instrument was settled in February, 2011.

        The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009, (in thousands):

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Investment Securities Available for Sale:
U.S. Government agency and sponsored enterprise residential mortgage-backed securities	$—	$1,290,910	$—	$1,290,910
Resecuritized real estate mortgage investment conduits ("Re-Remics")	—	—	612,631	612,631
Private label residential mortgage backed securities and CMO's	—	—	382,920	382,920
Non mortgage asset-backed securities	—	278,384	130,610	408,994
Mutual funds and preferred stocks	40,269	98,266	—	138,535
State and municipal obligations	—	22,960	—	22,960
Small business administration securities	—	62,891	—	62,891
Other debt securities	—	2,818	3,943	6,761
Derivative assets	—	132	—	132

Total assets at fair value	$40,269	$1,756,361	$1,130,104	$2,926,734

FDIC warrant	$—	$—	$25,000	$25,000
Liability for PIUs	—	—	44,964	44,964
Derivative liabilities	—	42,629	78	42,707

Total liabilities at fair value	$—	$42,629	$70,042	$112,671

	December 31, 2009
	Level 1	Level 2	Level 3	Total
Investment Securities Available for Sale:
U.S. Treasury securities	$10,072	$—	$—	$10,072
U.S. Government agency and sponsored enterprise residential mortgage-backed securities	—	1,288,643	—	1,288,643
Resecuritized real estate mortgage investment conduits ("Re-Remics")	—	—	475,003	475,003
Private label residential mortgage backed securities and CMO's	—	—	366,508	366,508
Non mortgage asset-backed securities	—	—	30,000	30,000
Mutual funds and preferred stocks	17,646	25,877	—	43,523
State and municipal obligations	—	23,106	—	23,106
Other debt securities	—	2,760	3,528	6,288
Derivative assets	—	1,517	—	1,517

Total assets at fair value	$27,718	$1,341,903	$875,039	$2,244,660

FDIC warrant	$—	$—	$3,168	$3,168
Liability for PIUs	—	—	8,793	8,793
Derivative liabilities	—	4,016	—	4,016

Total liabilities at fair value	$—	$4,016	$11,961	$15,977

        The following table reconciles changes in the fair value of assets and liabilities measured at fair value on a recurring basis and classified in level 3 of the fair value hierarchy for the year ended December 31, 2010 and the period ended December 31, 2009 (in thousands):

	December 31, 2010
	Re-Remics	Private Label Mortgage Backed Securities	Non Mortgage Asset-Backed Securities	Other Debt Securities	FDIC Warrant	Liability for PIUs	Derivative Liabilities
Balance at December 31, 2009	$475,003	$366,508	$30,000	$3,528	$(3,168)	$(8,793)	$—
Gains (losses) for the period included in:
Net income	—	—	—	—	(21,832)	(36,171)	(78)
Other comprehensive income	16,677	16,081	375	634	—	—	—
Purchases	266,512	61,480	101,812	—	—	—	—
Sales	(29,969)	—	—	—	—	—	—
Settlements	(115,592)	(61,149)	(1,577)	(219)	—	—	—
Transfers into (out of) Level 3	—	—	—	—	—	—	—

Balance at December 31, 2010	$612,631	$382,920	$130,610	$3,943	$(25,000)	$(44,964)	$(78)

	December 31, 2009
	Re-Remics	Private Label Mortgage Backed Securities	Non Mortgage Asset-Backed Securities	Other Debt Securities	FDIC Warrant	Liability for PIUs
Balance at May 22, 2009	$—	$231,877	$—	$1,926	$(1,464)	$—
Gains (losses) for the period included in:
Net income	—	—	—	—	(1,704)	(8,793)
Other comprehensive income	(3,728)	46,743	—	1,400	—	—
Purchases	503,112	126,767	30,000	275	—	—
Sales	—	—	—	—	—	—
Settlements	(24,381)	(38,879)	—	(73)	—	—
Transfers into (out of) Level 3	—	—	—	—	—	—

Balance at December 31, 2009	$475,003	$366,508	$30,000	$3,528	$(3,168)	$(8,793)

        Changes in the fair value of the FDIC warrant are included in the income statement line item "Change in value of FDIC warrant", changes in the fair value of the liability for PIUs are included in the income statement line item "Employee compensation and benefits" and changes in the fair value of derivative liabilities are included in "Other non-interest expense".

Assets and liabilities measured at fair value on a non-recurring basis

        Following is a description of the methodologies used to estimate the fair values of assets and liabilities measured at fair value on a non-recurring basis, and the level within the fair value hierarchy in which those measurements are typically classified.

        Collateral dependent impaired loans and OREO—The carrying amount of collateral dependent impaired loans is based on the fair value of the underlying collateral less estimated costs to sell. The carrying value of OREO is initially measured based on the fair value of the real estate acquired in foreclosure and subsequently adjusted to the lower of cost or estimated fair value, less estimated cost to sell. Fair values are typically based on real estate appraisals which utilize market and income approaches to valuation incorporating both observable and unobservable inputs. When current appraisals are not available, the Company may use brokers' price opinions, home price indices, or other available information about changes in real estate market conditions to adjust the latest appraised value available. These adjustments to appraised values may be subjective and involve significant management judgment. Fair value measurements related to collateral dependent impaired loans and OREO are classified within level 3 of the fair value hierarchy. The following table presents assets for which nonrecurring changes in fair value have been recorded for the year ended December 31, 2010 and the period ended December 31, 2009 (in thousands):

	December 31, 2010
	Level 1	Level 2	Level 3	Total	Gain (loss)
Other real estate owned	$—	$—	$206,680	$206,680	$16,131

	December 31, 2009
	Level 1	Level 2	Level 3	Total	Gain (loss)
Other real estate owned	$—	$—	$120,110	$120,110	$21,055

        The Company did not have any impaired loans whose carrying amounts were measured based on the fair value of underlying collateral during the year ended December 31, 2010 or the period ended December 31, 2009..

        The following table presents the carrying value and fair value of financial instruments as of December 31, 2010 and 2009 (in thousands):

	December 31, 2010		December 31, 2009
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	$564,774	$564,774	$356,215	$356,215
Investment securities available for sale	2,926,602	2,926,602	2,243,143	2,243,143
Federal Home Loan Bank stock	217,408	217,408	243,334	243,334
Loans held for sale	2,659	2,674	—	—
Loans, net:
Covered	3,343,838	3,521,204	4,465,591	5,138,549
Non-covered	532,019	537,840	123,307	128,778
FDIC Indemnification asset	2,667,401	2,632,992	3,279,165	3,279,165
Income tax receivable	10,862	10,862	—	—
Accrued interest receivable	12,013	12,013	9,591	9,591
Derivative assets	132	132	1,517	1,517
Liabilities:
Deposits	$7,163,728	$7,202,975	$7,666,775	$7,690,422
Securities sold under agreements to repurchase	492	492	2,972	2,972
Federal Home Loan Bank advances	2,255,200	2,344,263	2,079,051	2,114,431
Due to FDIC	—	—	114,006	114,006
Accrued interest payable	8,425	8,425	12,561	12,561
Income taxes payable	—	—	82,701	82,701
Advance payments by borrowers for taxes and insurance	22,563	22,563	31,237	31,237
FDIC warrant	25,000	25,000	3,168	3,168
Liability for PIUs	44,964	44,964	8,793	8,793
Derivative liabilities	42,707	42,707	4,016	4,016

        The following methods and assumptions were used to estimate the fair value of each class of financial instruments, other than those described above:

        The carrying amounts of certain financial instruments approximate fair value due to their short-term nature and generally negligible credit risk. These financial instruments include cash and cash equivalents, income tax receivable, accrued interest receivable, securities sold under agreements to repurchase, due to FDIC, accrued interest payable and income taxes payable.

Federal Home Loan Bank stock:

        There is no market for this stock, which can be liquidated only by redemption by the FHLB. The stock is carried at par, which has historically represented the redemption price and is therefore considered to approximate fair value. FHLB stock is evaluated quarterly for potential impairment.

Loans held for sale:

        The fair value of loans held for sale is based on pricing available in the secondary market for similar loans.

Covered loans:

        Fair values are estimated based on a discounted cash flow analysis. Estimates of future cash flows incorporate various factors that may include the type of loan and related collateral, collateral values, estimated default probability and loss severity given default, internal risk rating, whether the interest rate is fixed or variable, term of loan, whether or not the loan is amortizing and loan specific net realizable value analyses for certain commercial and commercial real estate loans. The fair values of loans accounted for in pools are estimated on a pool basis. Other loans may be grouped based on risk characteristics and fair value estimated in the aggregate when applying discounted cash flow valuation techniques. Discount rates are based on current market rates for new originations of comparable loans and include adjustments for liquidity and credit risk premiums that the Company believes would be required by market participants.

Non-covered loans:

        Fair values are estimated using a discounted cash flow analysis with a discount rate based on interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. The allowance for loan losses is considered a reasonable estimate of the required adjustment to fair value to reflect the impact of credit risk. This estimate may not represent an exit value as defined in ASC 820.

FDIC indemnification asset:

        The fair value of the FDIC indemnification asset has been estimated using a discounted cash flow technique incorporating assumptions about the timing and amount of future projected cash payments from the FDIC related to the resolution of covered assets. The factors that impact estimates of future cash flows are similar to those impacting estimated cash flows from covered loans described above. The discount rate is determined by adjusting the risk free rate to incorporate credit risk, uncertainty in the estimate of future cash flows and illiquidity.

Deposits:

        The fair value of demand deposits, savings accounts and money market deposits is the amount payable on demand at the reporting date. The fair value of time deposits is estimated using a discounted cash flow analysis based on rates currently offered for deposits of similar remaining maturities.

FHLB advances:

        The fair value of the borrowings is estimated by discounting the future cash flows using the current rate at which borrowings with similar terms and remaining maturities could be obtained.

Note 17 Fair Value

        The Bank groups its assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are as follows:

        Level 1—Assets or liabilities for which the identical item is traded on an active exchange, such as publicly-traded instruments or futures contracts.

        Level 2—Assets and liabilities valued based on observable market data for similar instruments.

        Level 3—Assets or liabilities for which significant valuation assumptions are not readily observable in the market; instruments valued based on the best available data, some of which is internally-developed, and considers risk premiums that a market participant would require. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

        In instances where there is limited or no observable market data, fair value measurements for assets and liabilities are based primarily upon the Bank's own estimates or combination of such estimates and independent vendor or broker pricing. When determining the fair value measurements for assets and liabilities and the related fair value hierarchy, the Bank considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability (observable inputs). When possible, the Bank looks to active and observable markets to price identical assets or liabilities and when identical assets and liabilities are not traded in active markets, the Bank looks to market observable data for similar assets and liabilities. It is the Bank's policy to maximize the use of observable inputs and minimize the use of unobservable inputs. Unobservable inputs are only used to measure fair value to the extent that observable inputs are not available. The need to use unobservable inputs generally results from the lack of market liquidity, resulting in diminished observability of both actual trades and assumptions that would otherwise be available to value these instruments, or the value of the underlying collateral is not market observable. Although third party price indications may be available for a security, limited trading activity would make it difficult to support the observability of these quotations.

        The following is a description of the valuation methodologies used for financial assets and liabilities measured at fair value on a recurring basis, as well as the general classification of each instrument under the valuation hierarchy.

Assets and Liabilities Carried at Fair Value on a Recurring Basis

        Investment securities available for sale—Investment securities available-for-sale are carried at fair value on a recurring basis. When available, fair value is based on quoted prices in an active market and as such would be classified as Level 1 (e.g., U.S. Government agencies and sponsored enterprises securities, preferred stock of U.S. Government agencies and mutual funds). If quoted market prices are not available, fair values are estimated using quoted prices of securities with similar characteristics, discounted cash flows or other pricing models. Investment securities available for sale that the Bank classifies as Level 2 include U.S. Government agencies mortgage-backed securities and collateralized mortgage obligations, preferred stock of other issuers and State and municipal obligations. All other investment securities available for sale are classified as Level 3 and include private label mortgage pass-through certificates, collateralized debt obligations and other debt securities, for which fair value estimation requires the use of unobservable inputs. The Bank values these securities using third party proprietary pricing models that incorporate observable and unobservable inputs.

        The following table presents the financial instruments measured at fair value on a recurring basis as of May 21, 2009 on the consolidated balance sheet utilizing the hierarchy discussed above (in thousands):

	May 21, 2009
	Level 1	Level 2	Level 3	Total
Investment Securities Available for Sale:
U.S. Treasury securities	$35,423	$—	$—	$35,423
U.S. Government agencies and sponsored enterprises mortgage-backed securities	—	227,879	—	227,879
Other collateralized mortgage obligations	—	—	1,785	1,785
Mortgage pass-through certificates	—	—	230,091	230,091
Mutual funds and preferred stocks	17,981	113	—	18,094
State and municipal obligations	—	22,446	250	22,696
Other debt securities	—	1,300	1,676	2,976

Total assets at fair value	$53,404	$251,738	$233,802	$538,944

        The following table identifies changes in Level 3 financial instruments that are measured at fair value on a recurring basis as of May 21, 2009. Level 3 financial instruments typically include unobservable components, but may also include some observable components that may be validated to external sources. The gains or losses in the following table may include changes to fair value due in part to unobservable factors that may be part of the valuation methodology (in thousands):

	Other Collateralized Mortgages Obligations	Mortgages Pass-through Certificates	State and Municipal obligations	Other Debt Securities
Balance September 30, 2008	$3,463	$394,321	$250	$6,490
Total net gains (losses) for the year included in:
Other comprehensive income	(1,554)	(57,543)	(0)	(80)
Purchases, sales or settlements, net	(124)	(106,687)	(0)	(4,734)

Balance May 21, 2009	$1,785	$230,091	$250	$1,676

Financial Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

        Loans are measured for impairment using the fair value of the collateral. Fair value of the loan collateral is primarily determined using estimates which generally use the market and income approach valuation technique and use observable market data to formulate an opinion of the estimated fair value. When current appraisals are not available, the Bank uses its judgment regarding changes in market conditions, based on observable market inputs, to adjust the latest appraised value available. As a result, the estimated fair value is considered Level 3.

Fair Value of Financial Instruments

        The following table presents the carrying value and fair value of financial instruments as of May 21, 2009:

	May 21, 2009
	Carrying Value	Fair Value
Financial Instruments:
Assets:
Cash and cash equivalents	$1,143,280	$1,143,280
Investment securities available for sale, at fair value	538,944	538,944
Federal Home Loan Bank stock	243,334	243,334
Loans held for sale	788	788
Loans held in portfolio, net	9,787,042	5,010,328
Bank owned life insurance	129,111	129,111
Accrued interest receivable	43,310	43,310
Liabilities:
Demand deposits, savings, money market and certificates of deposit	8,555,907	8,664,473
Securities sold under agreements to repurchase	1,310	1,310
Advances from Federal Home Loan Bank	4,429,350	4,630,614
Accrued interest payable	52,283	52,283
Income taxes payable	—	—
Advance payments by borrowers for taxes and insurance	52,362	52,362
Other liabilities	58,623	58,623
Derivative instruments	—	—

        The following methods and assumptions were used to estimate the fair value of each class of financial instruments not carried at fair value on recurring basis:

        Certain financial instruments are carried at amounts that approximate fair value, due to their short-term nature or their generally negligible credit risk. The Bank's financial instruments for which fair value approximates the carrying amount at May 21, 2009 include cash and cash equivalents, FHLB stock, accrued interest receivable, Bank owned life insurance, demand deposits, savings and money market accounts, securities sold under agreements to repurchase, income taxes payable, advance payments by borrowers for taxes and insurance and other liabilities.

Loans receivable

        Fair values for all performing loans are estimated using a discounted cash flow analysis, utilizing interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

        Bank Owned Life Insurance—The estimated fair value of Bank Owned Life Insurance is based on the cash surrender value.

Deposits:

        The fair value of demand deposits, savings accounts and money market deposits is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit are estimated using discounted cash flow analysis using the rates currently offered for deposits of similar remaining maturities.

FHLB advances:

        The fair value of the borrowings is estimated by discounting the future cash flows using the current rate at which similar borrowings with similar remaining maturities could be made.